SUBSIDIARY PUBLIC ISSUERS - Schedule of Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Current assets	$ 10,775		$ 12,298
Long-term assets	85,970		86,403
Current liabilities	13,425		21,698
Long-term liabilities	47,472		42,029
Equity	35,848	$ 35,242	34,974	$ 33,327	$ 33,614	$ 36,456
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	31,462		30,370
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	25,395		24,164
Equity	25,395	25,114	24,164	23,627	23,717	26,168
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,423		2,524
Equity	2,423	2,368	2,524	2,280	2,346	2,457
BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,312		2,330
Equity	2,312		2,330
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	545		563
Equity	545	555	563	568	537	537
Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Non-controlling interests	737		737
Equity	737	$ 737	737	$ 737	$ 737	$ 737
Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	647		634
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	6		1
Long-term assets	4,470		4,686
Current liabilities	90		83
Long-term liabilities	0		0
Brookfield Renewable | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0		0
Brookfield Renewable | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0		0
Brookfield Renewable | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	647		634
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	374		386
Long-term assets	229		238
Current liabilities	8		8
Long-term liabilities	0		0
BRP Equity | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Equity	545		563
BRP Equity | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0		0
BRP Equity | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	0		0
Canadian Finco
Disclosure of subsidiaries [line items]
Current assets	3,828		3,572
Long-term assets	0		1
Current liabilities	421		50
Long-term liabilities	3,377		3,495
Canadian Finco | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Canadian Finco | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Canadian Finco | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Canadian Finco | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0		0
Canadian Finco | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0		0
Canadian Finco | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	0		0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Current assets	803		888
Long-term assets	42,987		42,326
Current liabilities	8,507		8,478
Long-term liabilities	64		45
Subsidiary Credit Supporters | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Subsidiary Credit Supporters | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,423		2,524
Subsidiary Credit Supporters | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Subsidiary Credit Supporters | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0		0
Subsidiary Credit Supporters | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	737		737
Subsidiary Credit Supporters | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	652		639
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	10,760		12,294
Long-term assets	85,818		86,282
Current liabilities	11,648		21,043
Long-term liabilities	44,031		38,489
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	25,395		24,164
Other Subsidiaries | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Other Subsidiaries | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,312		2,330
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0		0
Other Subsidiaries | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0		0
Other Subsidiaries | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	0		0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(4,996)		(4,843)
Long-term assets	(47,534)		(47,130)
Current liabilities	(7,249)		(7,964)
Long-term liabilities	0		0
Consolidating adjustments | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0		0
Consolidating adjustments | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0
Consolidating adjustments | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Equity	$ (652)		$ (639)